Pension And Postretirement Benefit Costs (Schedule Of Net Periodic Pension Costs) (Details) (Pension Benefits [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 799,030	$ 751,666	$ 668,980
Interest cost	1,976,494	2,020,706	2,063,316
Less: Expected return on plan assets	(2,081,173)	(1,937,101)	(1,725,336)
Amortization of prior service cost	108,763	109,978	109,978
Recognized net actuarial loss	1,234,594	912,989	868,654
Net periodic expense	$ 2,037,708	$ 1,858,238	$ 1,985,592